Document And Entity Information	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	DYNARESOURCE, INC.
Entity Central Index Key	0001111741
Entity Emerging Growth Company	false
Entity File Number	000-30371
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-1589426
Entity Address, Address Line One	The Urban Towers
Entity Address, Address Line Two	222 W. Las Colinas Blvd.
Entity Address, Address Line Three	Suite 1910 - North Tower
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	869-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE